Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Reflected in the Balance Sheets - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Plus:
Remeasurement of carrying value to redemption value	$ 173,957	$ 309,906	$ 2,685,418	$ 2,328,946	$ 6,501,789	$ 2,442,494
Class A Ordinary Shares Subject to Possible Redemption [Member]
Schedule of Class A Ordinary Shares Reflected in the Balance Sheets [Line Items]
Class A ordinary shares subject to possible redemption	13,260,262	24,276,178		$ 229,692,494	229,692,494	202,000,000
Less:
Redemptions		(11,325,822)			(211,918,105)
Plus:
Remeasurement of carrying value to redemption value		309,906			6,501,789	2,442,494
Class A ordinary shares subject to possible redemption	$ 13,434,219	$ 13,260,262			$ 24,276,178	$ 229,692,494